Intangible assets	12 Months Ended
Dec. 31, 2021
Intangible assets [Abstract]
Intangible assets
10.	Intangible assets

Intangible assets comprise patent and trademarks and the purchase of intellectual property from the Company’s predecessor on January 1, 2016. There were no movements on intangible assets for the years ended December 31, 2021 and 2020, and a nil net book value remains (original cost: £516,000)